Financial instruments and risk management - Sensitivity Analysis – Foreign Exchange Rate Exposure – Except for Derivative Financial Instruments (Details) - Currency risk	9 Months Ended
Sep. 30, 2026
Possible 25%
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate, percentage of increase (decrease)	25.00%
Remote 50%
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate, percentage of increase (decrease)	50.00%